CONDENSED CONSOLIDATED INTERIM STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY	Class A ordinary shares Common stock CNY (¥) shares	Class B ordinary shares Common stock CNY (¥) shares	Additional Paid-in Capital [Member] CNY (¥)	Statutory Reserve [Member] CNY (¥)	Accumulated deficit [Member] CNY (¥)	Accumulated Other Comprehensive income (loss) [Member] CNY (¥)	Shareholders' Equity [Member] CNY (¥)	Non-controlling Interest [Member] CNY (¥)	CNY (¥)	USD ($)
Opening Balance at Jun. 30, 2020	¥ 4,577,233		¥ 282,505,455	¥ 4,148,929	¥ (184,027,586)	¥ 2,825,731	¥ 110,029,762	¥ 10,614,526	¥ 120,644,288	$ 18,467,906
Opening Balance (in shares) at Jun. 30, 2020	7,202,832
Capital contribution in non-controlling interests								50,000	50,000	7,860
Stock issuance for warrants exercised	¥ 734,788		9,195,227				9,930,015		9,930,015	1,560,975
Stock issuance for warrants exercised (in shares)	1,213,889
Restricted shares issued for management and employees			3,403,513				3,403,513		3,403,513	535,024
Net loss for the period					(8,935,652)		(8,935,652)	(1,105,874)	(10,041,526)	(1,578,504)
Foreign currency translation adjustment						(931,366)	(931,366)		(931,366)	(146,409)
Ending Balance at Dec. 31, 2020	¥ 5,312,021		295,104,195	4,148,929	(192,963,238)	1,894,365	113,496,272	9,558,652	123,054,924	18,846,852
Ending Balance (in shares) at Dec. 31, 2020	8,416,721
Opening Balance at Jun. 30, 2021	¥ 16,340,826		479,490,763	4,148,929	(206,860,320)	1,974,836	295,095,034	(7,579,568)	287,515,466	45,196,760
Opening Balance (in shares) at Jun. 30, 2021	26,868,391
Restricted shares issued for management and employees	¥ 76,804	¥ 1,474,543	25,824,524				27,375,871		27,375,871	4,303,423
Restricted shares issued for management and employees (in shares)	128,672	2,500,000
Restricted shares issued for services	¥ 294,397		4,336,666				4,631,063		4,631,063	727,992
Restricted shares issued for services (in shares)	500,000
Cancellation of ordinary shares issued to Starry Lab	¥ (187,133)		(27,488,317)				(27,675,450)		(27,675,450)	(4,350,516)
Cancellation of ordinary shares issued to Starry Lab (in shares)	(316,345)
Net loss for the period					111,357,510		111,357,510	21,917	111,379,427	17,508,584
Foreign currency translation adjustment						(4,636,991)	(4,636,991)		(4,636,991)	(728,924)
Ending Balance at Dec. 31, 2021	¥ 16,524,894	¥ 1,474,543	¥ 482,163,636	¥ 4,148,929	¥ (95,502,810)	¥ (2,662,155)	¥ 406,147,037	¥ (7,557,651)	¥ 398,589,386	$ 62,657,319
Ending Balance (in shares) at Dec. 31, 2021	27,180,718	2,500,000